Investment Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($) Security	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company | $	$ 507,000	$ 506,000
Federal Home Loan Bank stock | $	533,000	532,000
Securities available for sale pledged as collateral on public deposits | $	$ 68,800,000	$ 84,700,000	$ 63,100,000
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	2
Number of available for sale securities related to unrealized losses more than twelve months	1
Number of securities related to unrealized losses	2	2
Number of available for sale securities related to unrealized losses		2
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1
Number of available for sale securities related to unrealized losses		1
Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	8
Number of available for sale securities related to unrealized losses more than twelve months	4
Number of available for sale securities related to unrealized losses		8
Available for sale securities | $	$ 0
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	5
Number of available for sale securities related to unrealized losses more than twelve months	6
Number of securities related to unrealized losses	1	1
Number of available for sale securities related to unrealized losses		13
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1
Number of securities related to unrealized losses	2